Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share

20. Earnings Per Share

The weighted average shares used in calculating earnings per share were:

	2015	2014	2013
Weighted average shares basic	88.2	92.1	95.5
Effect of dilutive securities:
stock options/share awards	0.2	0.3	0.4

Weighted average shares diluted	88.4	92.4	95.9

There were approximately 2 thousand antidilutive shares outstanding for the year ended December 31, 2015 and no antidilutive shares outstanding for the years ended December 31 2014 and 2013.